ORGANIZATION AND OPERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND OPERATIONS	ORGANIZATION AND OPERATIONS
Nature of Business
Salarius Pharmaceuticals, Inc. (“Salarius” or the “Company”), together with its subsidiaries, Salarius Pharmaceuticals, LLC, Flex Innovation Group LLC, and TK Pharma, Inc., is a clinical-stage biopharmaceutical company focused on developing effective treatments for cancers with high, unmet medical need. Specifically, the Company is concentrated on developing treatments for cancers caused by dysregulated gene expression, i.e., genes that are incorrectly turned on or off. The Company has two classes of drugs that address gene dysregulation: targeted protein inhibitors and targeted protein degraders. The Company’s technologies have the potential to work in both liquid and solid tumors. The Company’ current pipeline consists of two small molecule drugs: 1) SP-3164, a targeted protein degrader, and 2) seclidemstat (SP-2577), a targeted protein inhibitor. The Company is located in Houston, Texas. On August 8, 2023, the Company announced that it retained Canaccord Genuity, LLC to lead a comprehensive review of strategic alternatives focusing on maximizing stockholder value, including but not limited to, an acquisition, merger, reverse merger, divestiture of assets, licensing, or other strategic transactions involving the Company. In connection with the evaluation of strategic alternatives and in order to extend Company resources, the Company implemented multiple cost-savings plans to extend the Company’s expected cash runway into the first half of 2025.
Going Concern
Salarius has no products approved for commercial sale, has not generated any revenue from product sales to date and has suffered recurring losses from operations since its inception. The lack of revenue from product sales to date and recurring losses from operations since its inception raise substantial doubt as to the Company’s ability to continue as a going concern. The accompanying financial statements are prepared using accounting principles generally accepted in the United States applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts and classification of liabilities should the Company be unable to continue as a going concern. Based on Salarius’ expected cash requirements, Salarius believes that there is substantial doubt that its existing cash and cash equivalents, will be sufficient to fund its operations through one year from the financial statements’ issuance date. The Company may attempt to obtain additional capital through the sale of equity securities in one or more offerings or through issuances of debt instruments, and may also consider new collaborations or selectively partnering its technology. However, the Company cannot provide any assurance that it will be successful in accomplishing any of its plans.
Although the Company is currently exploring various strategic alternatives, these strategic alternatives may not be successful in the next several months prior to its cash position getting to the point that it will need to pursue the winding down and dissolution of the Company. If the Company does not raise capital or successfully engage a strategic partner before the first half of 2025, it will be forced to cease operations, liquidate assets and possibly seek bankruptcy protection or engage in a similar process.
Reverse Stock Splits
On June 14, 2024, the Company filed a Certificate of Amendment to the Company’s restated certificate of incorporation, as amended, with the Secretary of State of the State of Delaware to effect a 1-for-8 reverse stock split of the Company’s issued and outstanding shares of common stock, par value $0.0001 per share (the “Reverse Stock Split”) which became effective as of June 14, 2024. All historical share and per share amounts reflected throughout this report have been adjusted to reflect the Reverse Stock Split.
On October 14, 2022, the Company filed a Certificate of Amendment to the Company’s restated certificate of incorporation with the Secretary of State of the State of Delaware to effect a 1-for-25 reverse stock split of the Company’s issued and outstanding shares of common stock, par value $0.0001 per share (the “Reverse Stock Split”)
which became effective as of October 14, 2022. All historical share and per share amounts reflected throughout this report have been adjusted to reflect the Reverse Stock Split.
ORGANIZATION AND OPERATIONS
Nature of Business
Salarius Pharmaceuticals, Inc. (“Salarius” or the “Company”), together with its subsidiaries, Salarius Pharmaceuticals, LLC, Flex Innovation Group LLC, and TK Pharma, Inc., is a clinical-stage biopharmaceutical company focused on developing effective treatments for cancers with high, unmet medical need. Specifically, the Company is focused on treatments for cancers caused by dysregulated gene expression, i.e., genes that are incorrectly turned on or off. The Company is focused on two classes of drugs that address gene dysregulation: targeted protein inhibitors and targeted protein degraders. The Company’s technologies have the potential to work in both liquid and solid tumors. The Company’s current pipeline consists of two small molecule drugs: 1) SP-3164, a targeted protein degrader, and 2) seclidemstat (SP-2577), a targeted protein inhibitor. The Company is located in Houston, Texas.
Going Concern
Salarius has no products approved for commercial sale, has not generated any revenue from product sales to date and has suffered recurring losses from operations since its inception. The lack of revenue from product sales to date and recurring losses from operations since its inception raise substantial doubt as to the Company’s ability to continue as a going concern. The accompanying financial statements are prepared using accounting principles generally accepted in the United States applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts and classification of liabilities should the Company be unable to continue as a going concern. Salarius will require substantial additional capital to fund its research and development expenses related to its pipeline including SP-3164 and seclidemstat. Based on Salarius’ expected cash requirements, Salarius believes that there is substantial doubt that its existing cash and cash equivalents, will be sufficient to fund its operations through one year from the financial statements’ issuance date. The Company may attempt to obtain additional capital through the sale of equity securities in one or more offerings or through issuances of debt instruments, and may also consider new collaborations or selectively partnering its technology. However, the Company cannot provide any assurance that it will be successful in accomplishing any of its plans.
Although the Company is currently exploring various strategic alternatives, these strategic alternatives may not be successful in the next several months prior to its cash position getting to the point that it will need to pursue the winding down and dissolution of the Company. If the Company does not raise capital or successfully engage a strategic partner before the first half of 2025, it will be forced to cease operations, liquidate assets and possibly seek bankruptcy protection or engage in a similar process.
Reverse Stock Splits
On June 14, 2024, the Company filed a Certificate of Amendment to the Company’s restated certificate of incorporation, as amended, with the Secretary of State of the State of Delaware to effect a 1-for-8 reverse stock split of the Company’s issued and outstanding shares of common stock, par value $0.0001 per share (the “Reverse Stock Split”) which became effective as of June 14, 2024. All historical share and per share amounts reflected throughout this report have been adjusted to reflect the Reverse Stock Split.
On October 14, 2022, the Company filed a Certificate of Amendment to the Company’s restated certificate of incorporation with the Secretary of State of the State of Delaware to effect a 1-for-25 reverse stock split of the Company’s issued and outstanding shares of common stock, par value $0.0001 per share (the “Reverse Stock Split”) which became effective as of October 14, 2022. All historical share and per share amounts reflected throughout this report have been adjusted to reflect the Reverse Stock Split.